Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Profit for the year	R$ 3,121,267	R$ 2,305,869	R$ 973,318
Other comprehensive income	131,269	447,376	511,169
Items which will not be subsequently reclassified to the income statement:
Actuarial gains and (losses) on defined benefit Plans, net of income tax	131,269	447,376	511,152
Other			17
Total comprehensive income for the year	R$ 3,252,536	R$ 2,753,245	R$ 1,484,487